Annual Total Returns - BlackRock Systematic Multi-Strategy Fund (Institutional Shares, Investor A Shares and Investor C Shares) [BarChart] - Investor A,C and Institutional - BlackRock Systematic Multi-Strategy Fund - Investor A Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	5.61%
Annual Return 2017	9.83%
Annual Return 2018	1.41%
Annual Return 2019	8.25%
Annual Return 2020	3.34%